Fair Value Disclosures	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures
9.            Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties, trade accounts receivable and prepaid expenses and other receivables. The principal financial liabilities of the Company consist of bank debt, interest rate swaps, accounts payable, amounts due to related parties, accrued liabilities, warrant liability and dividends on preferred shares payable.

(a) Interest rate risk: The Company's bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed below, in order to partly hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

(i)      Level 1: Quoted market prices in active markets for identical assets or liabilities;

(ii)      Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; and

(iii)     Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values of cash and cash equivalents, restricted cash, trade accounts receivable, net, prepaid expenses and other receivables, due from related parties, trade accounts payable, accrued expenses and amounts due to related parties are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of bank debt approximates the recorded value, due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps and the warrant liability, discussed below, are stated at fair value. The fair value of the interest rate swaps is based on a discounted cash flow analysis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Interest rate swap agreements

The Company entered into the following interest rate swap agreements in order to hedge its variable interest rate exposure:

	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2015	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$3,300,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$3,362,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$3,362,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$3,443,200	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$4,950,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$3,443,200	0.935%	3-month USD LIBOR
7.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$8,495,500	0.74%	3-month USD LIBOR
8.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$8,495,500	0.76%	3-month USD LIBOR
					$38,852,400

The notional amounts of the interest rate swap agreements are equally reduced on a quarterly basis until their expiration.

During 2014 and following the completion of the new or supplemental loan agreements discussed in Note 8, the interest rate swaps with Credit Suisse and Unicredit Bank no longer qualified for hedge accounting. The remaining interest rate swaps qualified for hedge accounting as of December 31, 2014 and 2015. The Company adjusts its interest rate swap contracts to fair value at the end of every period and records the resulting unrealized gains or losses during the period in Other Comprehensive Income / (Loss) in the Consolidated Statement of Stockholders' Equity, for the interest rate swaps that qualify for hedge accounting, while for the remaining interest rate swaps unrealized gains or losses are recognized in the Consolidated Statement of Comprehensive Income / (Loss). As of December 31, 2015, the Company was in compliance with all of its debt covenants, or had obtained waivers, with the exception of the Market Value Adjusted Net Worth. In addition, the Company believes it is probable that it will not be in compliance with certain covenants under its loan agreements at measurement dates within the next twelve months from the date of financial statements. If such a default occurs, the Company will also be in default under its interest rate swap agreements. Accordingly, as of December 31, 2015, the interest rate swaps were classified as current.

Warrant liability

On April 15, 2014, the Company completed the public offering of 5,000,000 units, each consisting of one common share and one warrant to purchase 0.40 common shares (the "Units") at a public offering price of $2.05 per unit (Note 10), of which $0.31 was allocated to each warrant, based on its estimated fair value. Additionally, a portion of the over-allotment option was exercised for 647,500 warrants at a price of $0.01 per warrant. The warrants have an exercise price of $2.65 per share, are exercisable immediately upon issuance, and will expire on April 10, 2019. In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

As of December 31, 2014 and 2015, the Company had 5,647,500 warrants outstanding that are exercisable into 2,259,000 common shares. Under certain circumstances that are not solely within the control of the Company, the Company may be required to settle these warrants by delivering cash to the holder and hence based on the guidance contained in ASC 815 "Derivatives and Hedging", management has classified these warrants as a derivative liability and has recorded the liability at fair value. There was no warrant activity during the period from April 15, 2014 to December 31, 2015.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the Consolidated Statement of Stockholders' Equity or Consolidated Statement of Comprehensive Income / (Loss) are shown below:

Derivative Instruments designated as hedging instruments

		December 31,
		2014	2015
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities - Interest rate swaps	$18,938	$-
Interest rate swaps	Current assets - Interest rate swaps	(80,947)	(37,710)
Total derivatives		$(62,009)	$(37,710)

Derivative Instruments not designated as hedging instruments

		December 31,
		2014	2015
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities - Interest rate swaps	$63,185	$42,479
Interest rate swaps	Current assets - Interest rate swaps	(4,136)	(483)
Warrant liability	Long-term liabilities - Warrant liability	282,375	3,388
Total derivatives		$341,424	$45,384

The following table presents the impact of derivative instruments and their location within the Consolidated Statements of Comprehensive Income / (Loss):

Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2013	2014	2015
Interest rate swaps	Interest and finance costs	$(424,533)	$(374,843)	$(105,058)

Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2013	2014	2015
Interest rate swaps	(Loss) / gain on derivatives	$-	$(82,160)	$17,053
Warrant liability	Fair value change of warrants	-	1,274,100	278,987
		$-	$1,191,940	$296,040

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

The Company uses the Cox-Rubinstein Trinomial methodology to measure the warrant liability. The assumptions used to calculate the fair value of the warrants on April 15, 2014, December 31, 2014 and December 31, 2015, were as follows:

a.      Underlying stock price of $2.38, $0.86 and $0.16 being the closing share prices on April 9, 2014, December 31, 2014, and December 31, 2015, respectively
b.      Exercise price of $2.65 based upon agreement
c.      Volatility of 54.05%, 54.84% and 62.43% on April 9, 2014, December 31, 2014 and December 31, 2015, respectively based on the Company's share price performance
d.      Time to expiration based upon the contractual life or expected term if applicable
e.      Short-term (risk-free) interest rate based on the treasury securities with a similar expected term
f.      No dividend distributions

The Company considers the warrant liability to be Level 3 because the share price volatility and the expected life of the contract are neither directly nor indirectly observable. At December 31, 2014 and 2015, a 10% increase in the share price volatility would increase the warrant liability by approximately 12% and 100%, respectively, while a 10% decrease in the share price volatility would decrease the warrant liability by approximately 20% and 67%, respectively. A 10% decrease in the expected life of the contract would decrease the warrant liability by approximately 12% and 33% at December 31, 2014 and 2015, respectively. The Company did not perform a sensitivity analysis for an increase in the expected life of the contract, since the fair value was determined assuming the warrants are held until expiration.

The following table sets forth a summary of changes in fair value of the Company's Level 3 fair value measurements for the years ended December 31, 2014 and 2015:

Beginning balance	$-
Issuances	1,556,475
Fair value change of warrants, included in earnings	(1,274,100)
Balance, December 31, 2014	$282,375
Fair value change of warrants, included in earnings	(278,987)
Balance, December 31, 2015	$3,388

Assets Measured at Fair Value on a Non-recurring Basis

As of December 31, 2015, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Mainly due to the poor performance of the containership charter market in the last two quarters of 2015, the review indicated that such carrying amount was not recoverable for the older of the Company's vessels; the Box Hong Kong and Box China.

Details of the impairment charge for each vessel are presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Loss
Box Hong Kong	$9,125,000	$10,768,573
Box China	$9,375,000	$10,873,516
TOTAL	$18,500,000	$21,642,089

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of two independent shipbrokers as of December 31, 2015, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized an impairment loss of $21,642,089, which is separately reflected in the Consolidated Statements of Comprehensive Income / (Loss).

The Company did not have any other assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2013, 2014 and 2015. As of December 31, 2014 and 2015, no fair value measurements for assets or liabilities under Level 1 were recognized in the Company's Consolidated Balance Sheets, except for cash and cash equivalents and restricted cash.